Segment Results of Operations (Tables)	3 Months Ended
Jun. 30, 2018
Segment Results of Operations [Abstract]
Segment Results of Operations [text block table]

Segment Results of Operations

The following tables present the results of the business segments, including the reconciliation to the consolidated results under IFRS, for the three and six months ended June 30, 2018 and June 30, 2017. See the “Segment Information” note to the consolidated financial statements for information regarding changes in the presentation of our segment disclosure.

				Three months ended Jun 30, 2018
in € m. (unless stated otherwise)	Corporate & Investment Bank	Private & Commercial Bank	Asset Management	Corporate & Other	Total Consolidated
Net revenues	3,579	2,542	561	(91)	6,590
Provision for credit losses	11	86	(1)	(2)	95
Noninterest expenses:
Compensation and benefits	1,059	1,000	194	798	3,050
General and administrative expenses	1,848	1,184	240	(721)	2,552
Impairment of goodwill and other intangible assets	0	0	0	0	0
Restructuring activities	165	11	7	(0)	182
Total noninterest expenses	3,071	2,194	441	77	5,784
Noncontrolling interests	21	0	26	(48)	0
Income (loss) before income taxes	475	262	93	(119)	711
Cost/income ratio (in %)	86%	86%	79%	0%	88%
Assets	1,076,696	337,744	9,937	N/M	1,420,960
Risk-weighted assets (CRD 4 - fully loaded)	235,060	88,031	9,498	15,730	348,319
CRD 4 leverage exposure	963,038	348,542	4,767	7,816	1,324,163
Average shareholders’ equity	43,600	14,041	4,595	0	62,236
Average tangible shareholders' equity	40,603	11,991	1,492	0	54,086
Post-tax return on average tangible shareholders’ equity (in %)[1]	3.40%	6.30%	18.00%	N/M	2.70%
Post-tax return on average shareholders’ equity (in %)[1]	3.10%	5.40%	5.90%	N/M	2.30%

N/M – Not meaningful

[1]The post-tax return on average tangible shareholders’ equity and average shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was 44%. For the post-tax return on average tangible shareholders’ equity and average shareholders’ equity of the segments, the applied tax rate was 28%.

				Three months ended Jun 30, 2017
in € m. (unless stated otherwise)	Corporate & Investment Bank	Private & Commercial Bank	Asset Management	Corporate & Other	Total Consolidated
Net revenues	3,618	2,559	676	(237)	6,616
Provision for credit losses	56	22	(0)	1	79
Noninterest expenses:
Compensation and benefits	973	989	202	757	2,921
General and administrative expenses	1,887	1,214	234	(611)	2,724
Impairment of goodwill and other intangible assets	6	0	0	0	6
Restructuring activities	66	(4)	2	(0)	64
Total noninterest expenses	2,933	2,199	438	145	5,715
Noncontrolling interests	19	(1)	1	(19)	0
Income (loss) before income taxes	611	338	238	(364)	822
Cost/income ratio (in %)	81%	86%	65%	0%	86%
Assets	1,210,220	332,531	11,509	14,473	1,568,734
Risk-weighted assets (CRD 4 - fully loaded)	241,915	88,534	9,018	15,221	354,688
CRD 4 leverage exposure	1,078,567	345,998	3,268	14,610	1,442,443
Average shareholders’ equity	44,991	15,323	4,698	0	65,013
Average tangible shareholders' equity	41,962	13,196	924	0	56,082
Post-tax return on average tangible shareholders’ equity (in %)[1]	3.90%	6.90%	68.9%	N/M	3.20%
Post-tax return on average shareholders’ equity (in %)[1]	3.60%	5.90%	13.50%	N/M	2.70%

N/M – Not meaningful

[1] The post-tax return on average tangible shareholders’ equity and average shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was 43%. For the post-tax return on average tangible shareholders’ equity and average shareholders’ equity of the segments, the applied tax rate was 33%.

				Six months ended Jun 30, 2018
in € m. (unless stated otherwise)	Corporate & Investment Bank	Private & Commercial Bank	Asset Management	Corporate & Other	Total Consolidated
Net revenues	7,424	5,182	1,106	(145)	13,567
Provision for credit losses	8	174	(0)	0	183
Noninterest expenses:
Compensation and benefits	2,121	1,977	388	1,566	6,052
General and administrative expenses	4,415	2,450	517	(1,375)	6,008
Impairment of goodwill and other intangible assets	0	0	0	0	0
Restructuring activities	178	(7)	9	(0)	181
Total noninterest expenses	6,715	4,421	914	191	12,241
Noncontrolling interests	24	0	26	(51)	0
Income (loss) before income taxes	678	586	165	(286)	1,143
Cost/income ratio (in %)	90%	85%	83%	0%	90%
Assets	1,076,696	337,744	9,937	N/M	1,420,960
Risk-weighted assets (CRD 4 - fully loaded)	235,060	88,031	9,498	15,730	348,319
CRD 4 leverage exposure	963,038	348,542	4,767	7,816	1,324,163
Average shareholders’ equity	43,650	14,248	4,606	0	62,504
Average tangible shareholders' equity	40,665	12,151	1,258	0	54,074
Post-tax return on average tangible shareholders’ equity (in %)[1]	2.40%	7.00%	18.90%	N/M	1.80%
Post-tax return on average shareholders’ equity (in %)[1]	2.20%	5.90%	5.20%	N/M	1.50%

N/M – Not meaningful

[1]The post-tax return on average tangible shareholders’ equity and average shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was 54%. For the post-tax return on average tangible shareholders’ equity and average shareholders’ equity of the segments, the applied tax rate was 28%.

				Six months ended Jun 30, 2017
in € m. (unless stated otherwise)	Corporate & Investment Bank	Private & Commercial Bank	Asset Management	Corporate & Other	Total Consolidated
Net revenues	8,026	5,263	1,283	(610)	13,962
Provision for credit losses	113	100	(0)	(0)	212
Noninterest expenses:
Compensation and benefits	2,109	1,994	400	1,565	6,068
General and administrative expenses	4,289	2,454	455	(1,274)	5,924
Impairment of goodwill and other intangible assets	6	0	0	0	6
Restructuring activities	99	(52)	4	(0)	50
Total noninterest expenses	6,502	4,396	860	291	12,049
Noncontrolling interests	23	(1)	1	(23)	0
Income (loss) before income taxes	1,388	768	422	(878)	1,701
Cost/income ratio (in %)	81%	84%	67%	0%	86%
Assets	1,210,220	332,531	11,509	14,473	1,568,734
Risk-weighted assets (CRD 4 - fully loaded)	241,915	88,534	9,018	15,221	354,688
CRD 4 leverage exposure	1,078,567	345,998	3,268	14,610	1,442,443
Average shareholders’ equity	42,979	14,915	4,695	184	62,773
Average tangible shareholders' equity	40,005	12,873	768	182	53,828
Post-tax return on average tangible shareholders’ equity (in %)[1]	4.70%	8.00%	73.70%	N/M	3.80%
Post-tax return on average shareholders’ equity (in %)[1]	4.30%	6.90%	12.10%	N/M	3.20%

N/M – Not meaningful

[1]The post-tax return on average tangible shareholders’ equity and average shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was 39%. For the post-tax return on average tangible shareholders’ equity and average shareholders’ equity of the segments, the applied tax rate was 33%.

Segment Results of Operations, Corporate & Investment Bank [text block table]

Corporate & Investment Bank (CIB)

	Three months ended				Six months ended
in € m. (unless stated otherwise)	Jun 30, 2018	Jun 30, 2017	Absolute Change	Change in %	Jun 30, 2018	Jun 30, 2017	Absolute Change	Change in %
Net revenues:
Global Transaction Banking	1,008	967	41	4	1,926	2,009	(83)	(4)
Equity Origination	108	115	(7)	(6)	183	268	(84)	(32)
Debt Origination	316	311	5	2	633	702	(70)	(10)
Advisory	153	137	16	12	241	250	(9)	(4)
Origination and Advisory	577	563	14	2	1,057	1,220	(163)	(13)
Sales & Trading (Equity)	540	577	(37)	(6)	1,111	1,311	(199)	(15)
Sales & Trading (FIC)	1,372	1,646	(274)	(17)	3,255	3,870	(615)	(16)
Sales & Trading	1,912	2,224	(311)	(14)	4,366	5,180	(814)	(16)
Other	81	(136)	217	N/M	76	(383)	459	N/M
Total net revenues	3,579	3,618	(39)	(1)	7,424	8,026	(602)	(7)
Provision for credit losses	11	56	(45)	(80)	8	113	(105)	(93)
Noninterest expenses:
Compensation and benefits	1,059	973	86	9	2,121	2,109	12	1
General and administrative expenses	1,848	1,887	(39)	(2)	4,415	4,289	127	3
Impairment of goodwill and other intangible assets	0	6	(6)	N/M	0	6	(6)	N/M
Restructuring activities	165	66	98	148	178	99	79	80
Total noninterest expenses	3,071	2,933	139	5	6,715	6,502	212	3
Noncontrolling interests	21	19	3	14	24	23	2	7
Income (loss) before income taxes	475	611	(136)	(22)	678	1,388	(711)	(51)

N/M – Not meaningful

Segment Results of Operations, Private & Commercial Bank [text block table]

Private & Commercial Bank (PCB)

	Three months ended				Six months ended
in € m. (unless stated otherwise)	Jun 30, 2018	Jun 30, 2017	Absolute Change	Change in %	Jun 30, 2018	Jun 30, 2017	Absolute Change	Change in %
Net revenues:
Private and Commercial Business (Germany)	1,635	1,573	61	4	3,471	3,209	262	8
Private and Commercial Business (International)[1]	376	395	(19)	(5)	749	767	(18)	(2)
Wealth Management (Global)	470	523	(53)	(10)	896	1,139	(243)	(21)
Exited businesses[2]	62	67	(6)	(8)	66	148	(82)	(55)
Total net revenues	2,542	2,559	(16)	(1)	5,182	5,263	(81)	(2)
thereof:
Net interest income	1,516	1,536	(20)	(1)	3,001	2,924	77	3
Commissions and fee income	793	852	(58)	(7)	1,661	1,775	(114)	(6)
Remaining income	233	171	62	36	520	563	(44)	(8)
Provision for credit losses	86	22	64	N/M	174	100	74	74
Noninterest expenses:
Compensation and benefits	1,000	989	11	1	1,977	1,994	(17)	(1)
General and administrative expenses	1,184	1,214	(30)	(2)	2,450	2,454	(4)	0
Impairment of goodwill and other intangible assets	0	0	0	N/M	0	0	0	N/M
Restructuring activities	11	(4)	14	N/M	(7)	(52)	46	(87)
Total noninterest expenses	2,194	2,199	(4)	0	4,421	4,396	25	1
Noncontrolling interests	0	(1)	1	N/M	0	(1)	1	N/M
Income (loss) before income taxes	262	338	(76)	(23)	586	768	(182)	(24)

N/M – Not meaningful

[1]Covers operations in Belgium, India, Italy and Spain.

[2] Covers operations in Poland and Portugal as well as Private Client Services (PCS) and Hua Xia in historical periods.

Segment Results of Operations, Deutsche Asset Management [text block table]

Asset Management

	Three months ended				Six months ended
in € m. (unless stated otherwise)	Jun 30, 2018	Jun 30, 2017	Absolute Change	Change in %	Jun 30, 2018	Jun 30, 2017	Absolute Change	Change in %
Net revenues:
Management Fees	530	575	(45)	(8)	1,062	1,139	(78)	(7)
Performance and transaction fees	29	86	(57)	(66)	47	105	(58)	(55)
Other revenues	1	15	(14)	(95)	(3)	38	(42)	N/M
Total net revenues	561	676	(116)	(17)	1,106	1,283	(177)	(14)
Provision for credit losses	(1)	0	0	42	0	0	0	(64)
Total noninterest expenses:
Compensation and benefits	194	202	(8)	(4)	388	400	(12)	(3)
General and administrative expenses	240	234	7	3	517	455	61	13
Impairment of goodwill and other intangible assets	0	0	0	N/M	0	0	0	N/M
Restructuring activities	7	2	5	N/M	9	4	5	133
Total noninterest expenses	441	438	3	1	914	860	55	6
Noncontrolling interests	26	1	25	N/M	26	1	25	N/M
Income (loss) before income taxes	93	238	(144)	(61)	165	422	(257)	(61)

N/M – Not meaningful

Segment Results of Operations, Corporate & Other [text block table]

Corporate & Other (C&O)

	Three months ended				Six months ended
in € m. (unless stated otherwise)	Jun 30, 2018	Jun 30, 2017	Absolute Change	Change in %	Jun 30, 2018	Jun 30, 2017	Absolute Change	Change in %
Net revenues	(91)	(237)	146	(62)	(145)	(610)	465	(76)
Provision for credit losses	(2)	1	(2)	N/M	0	0	1	N/M
Noninterest expenses:
Compensation and benefits	798	757	41	5	1,566	1,565	0	0
General and administrative expenses	(721)	(611)	(110)	18	(1,375)	(1,274)	(101)	8
Impairment of goodwill and other intangible assets	0	0	0	N/M	0	0	0	N/M
Restructuring activities	0	0	0	(100)	0	0	0	N/M
Total noninterest expenses	77	145	(69)	(47)	191	291	(100)	(34)
Noncontrolling interests	(48)	(19)	(29)	153	(51)	(23)	(28)	121
Income (loss) before income taxes	(119)	(364)	246	(67)	(286)	(878)	593	(67)

N/M – Not meaningful